Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (1,105)	$ (265)
Increase (decrease) in other comprehensive income	19,582	30,976
Increase (decrease) in total comprehensive income	18,477	30,711
Increase (decrease) in net earnings	1,105	265
Increase (decrease) in other comprehensive income	(19,582)	(30,976)
Increase (decrease) in total comprehensive income	$ (18,477)	$ (30,711)